Acquisitions and Disposals	12 Months Ended
Dec. 31, 2018
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Acquisitions and Disposals

21. ACQUISITIONS AND DISPOSALS

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.

Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously-held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 97 to 99.

Transaction costs are expensed as incurred, within non-underlying items.

Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling share of net assets acquired is recognised within equity.

2018

In 2018 the Group completed the following business acquisitions and disposals as listed below. In each case 100% of the businesses were acquired unless stated otherwise. Total payment for 2018 acquisitions is €1,294 million (2017: €4,912 million for acquisitions completed during that year). More information related to the 2018 acquisitions is provided on pages 123 and 124.

DEAL COMPLETION DATE	ACQUIRED/DISPOSED BUSINESS
15 January 2018	Acquired the remaining 2% non-controlling interest of Carver Korea bringing the Group’s ownership to 100%.

28 February 2018	Acquired Quala beauty & personal and home care business in Latin America.

2 July 2018	Sold the global Spreads business (excluding Southern Africa) to KKR.

2 July 2018	Sold the Spreads business in Southern Africa to Remgro plus a cash consideration of €306 million in exchange for Remgro’s 25.75% shareholding in Unilever South Africa.

27 September 2018	Acquired Adityaa Milk, an ice cream business in India. The acquisition strengthens Unilever front end distribution reach in India.

1 October 2018	Acquired 75% of Equilibra, the Italian personal care and wellbeing business. The acquisition complements Unilever’s product range through its presence in the ‘natural’ personal care segment.

1 November 2018	Acquired Betty Ice, a leading ice cream business in Romania. The acquisition enriches Unilever product range through local offerings and price tiers.

3 December 2018	Acquired Denny Ice, an ice cream business in Bulgaria to strengthen local product knowledge.

31 December 2018	Acquired Vegetarian Butcher, a vegetarian meat replacement, foods business in the Netherlands. The acquisition fits with Unilever’s strategy to expand its portfolio into plant-based foods responding to the growing trend of vegetarian and vegan meals.

In addition to the completed deals in the table above:

•

On 3 December 2018 the Group announced that it had signed an agreement to acquire the health food drinks portfolio of GlaxoSmithKline in India and 20 other predominantly Asian markets. The consideration is payable via a combination of cash and shares of Hindustan Unilever Limited and estimated to be approximately €3.3 billion based on the share price of Hindustan Unilever Limited and exchange rates at the time of the agreement. The transaction is expected to complete in Q4 2019. In 2018 the health food drinks portfolio of GlaxoSmithKline delivered turnover of around €550 million primarily from products under the Horlicks and Boost brands.

•

On 27 January 2019 the Group completed the acquisition of The Laundress, a premium eco-friendly laundry care business in the US. The acquisition expands Unilever’s portfolio into the home care premium market and fits with Unilever’s Sustainable Living Plan.

•	On 5 February 2019 the Group completed the acquisition of Graze, a healthy snacking business in the UK. The acquisition accelerates Unilever’s presence in the healthy snacking and out of home markets.

•	On 1 March 2019 the Group completed the sale of its Alsa baking and dessert business to Dr. Oetker.

EFFECT ON CONSOLIDATED INCOME STATEMENT

The acquisition deals completed in 2018 have contributed €253 million to Group revenue and €55 million to Group operating profit since the relevant acquisition dates.

If the acquisition deals completed in 2018 had all taken place at the beginning of the year, Group revenue would have been €51,140 million and Group operating profit would have been €12,551 million.

2017

In 2017 the Group completed the following business acquisitions and disposals listed below. For the businesses acquired, the acquisition accounting has been finalised and subsequent changes to the provisional numbers published last year were immaterial.

DEAL COMPLETION DATE	ACQUIRED/DISPOSED BUSINESS
1 February 2017	Acquired Living Proof, an innovative premium hair care business, using patented technology and breakthrough science. Living Proof forms part of our prestige Personal Care business.

28 March 2017	Sold the AdeS soy beverage business in Latin America to Coca-Cola FEMSA and The Coca-Cola Company.

1 May 2017	Acquired Kensington’s, a condiment maker. Kensington’s is a mission-driven company with a leading brand sold in the organic and naturals marketplace.

1 August 2017	Acquired 60% of EAC Myanmar, a home care business to form Unilever EAC Myanmar Company Limited.

1 August 2017	Acquired Hourglass, a luxury colour cosmetics business, known for innovation and exceptional product. Hourglass forms part of our prestige Personal Care business.

7 September 2017	Acquired Pukka Herbs, an organic herbal tea business, that enhances our presence in the Naturals segment of Refreshment.

9 September 2017	Acquired Weis, an ice cream business. Weis is a second-generation Australian ice cream and frozen dessert manufacturer with the original iconic Fruito Bar and aims to increase our market position in Refreshment.

1 November 2017	Acquired 98% of Carver Korea, a leading skincare business in North Asia from Bain Capital Private Equity and Goldman Sachs. The brands acquired provide Unilever a presence in South Korea. Further details are provided below.

1 December 2017	Acquired Mãe Terra, a Brazilian naturals and organic food business. Mãe Terra is a fast-growing and well- loved brand in Brazil and adds to the Foods business by providing health-conscious consumers with organic and nutritious food products.

11 December 2017	Acquired TAZO, the leading brand in the speciality tea category, which enhances our presence in the Black, Green and Herbal tea segments of Refreshment.

18 December 2017	Acquired Sundial Brands, a leading haircare and skincare company recognised for its innovative use of high-quality and culturally authentic ingredients.

31 December 2017	Acquired Schmidt’s Naturals, a personal care company. Schmidt’s Naturals is a strong, innovative brand in the fast-growing naturals category, that will complement our existing portfolio of US deodorants.

EFFECT ON CONSOLIDATED BALANCE SHEET

ACQUISITIONS

The following table sets out the effect of the acquisitions in 2018, 2017 and 2016 on the consolidated balance sheet. The fair values currently used for opening balances of all acquisitions made in 2018 are provisional, with the exception of Quala, whose opening balance sheet was finalised within 2018. Balances remain provisional due to missing relevant information about facts and circumstances that existed as of the acquisition date and where valuation work is still ongoing, notably for acquisitions which completed in the second half of 2018.

Detailed information relating to goodwill is provided in note 9 on pages 97 to 99. The value of goodwill which is expected to be tax deductible is €5 million.

	€ million	€ million	€ million
	2018	2017	2016
Net assets acquired	815	2,423	929
Non-controlling interest	(17)	(50)	—
Goodwill	496	2,539	1,140

Total payment for acquisition	1,294	4,912	2,069
Exchange rate gain/(loss) on cash flow hedge	(100)	51	14

Total consideration	1,194	4,963	2,083

In 2018 the net assets acquired and total payment for acquisition consist of:

€ million
2018
Intangible assets	859
Other non-current assets	45
Trade and other receivables	25
Other current assets	45
Non-current liabilities	(134)
Current liabilities	(25)

Net assets acquired	815
Non-controlling interest	(17)
Goodwill	496
Exchange rate gain/(loss) on cash flow hedges(a)	(100)

Cash consideration	1,172
Deferred consideration	22

Total consideration	1,194

(a)	Exchange rate gain/(loss) on the cash flow hedge in relation to the acquisition of Quala.

No contingent liabilities were acquired in the acquisitions described above. In 2018 a credit to acquisition and disposal related costs of €277 million was recognised as a result of the early settlement of the contingent consideration for Blueair. This credit more than offset an impairment charge of €208 million related to a Blueair intangible asset.

Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.

DISPOSALS

The following table sets out the effect of the disposals in 2018, 2017 and 2016 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million	€ million	€ million
	2018	2017	2016
Goodwill and intangible assets	2,510	71	85
Other non-current assets	666	92	29
Current assets	261	10	5
Trade creditors and other payables	(107)	(8)	—

Net assets sold	3,330	165	119
(Gain)/loss on recycling of currency retranslation on disposal	(71)	66	—
Profit/(loss) on sale attributable to Unilever	4,331	332	(95)

Consideration	7,590	563	24

Cash	7,135	560	16
Cash balances of businesses sold	321	—	8
Non-cash items and deferred consideration	134	3	—

	7,590	563	24

On 2 July 2018 Unilever sold the global Spreads business (excluding Southern Africa) to KKR for €7,144 million cash consideration and the Southern Africa Spreads business to Remgro for a non-cash consideration of €446 million. The intangible assets sold include brands such as Becel, Flora, Country Crock, Blue Brand, I Can’t Believe It’s Not Butter, Rama, and Pro-Activ. Goodwill of €2,429 million was allocated from the Foods CGUs. Manufacturing assets in 28 countries were disposed. Profit on these disposals was €4,331 million, recognised as a non-underlying item (see note 3).